Shareholder Report	12 Months Ended
	Oct. 31, 2025 USD ($) Holding	Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000101729
Shareholder Report [Line Items]
Fund Name	Emerging Markets Select Stock Fund
Class Name	Investor Shares
Trading Symbol	VMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Emerging Markets Select Stock Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  On a geographic basis, much of the Fund’s outperformance came from two sources: an out-of-benchmark allocation to stocks in South Korea, which delivered strong returns, and stock selection among emerging markets companies.

  On a sector basis, the Fund’s holdings in industrials, information technology, and utilities contributed the most to relative performance.

  In a bull market for stocks, the Fund’s 4.5% average allocation to cash hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	FTSE Emerging Index	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000	$10,000
2016	$8,797	$8,809	$8,955
2016	$10,207	$10,087	$9,825
2016	$10,794	$10,675	$9,982
2016	$11,295	$11,126	$10,022
2017	$11,742	$11,161	$10,397
2017	$12,464	$11,978	$11,062
2017	$13,542	$12,933	$11,879
2017	$14,151	$13,511	$12,392
2018	$15,846	$15,344	$13,483
2018	$14,629	$14,169	$12,822
2018	$13,985	$13,556	$12,584
2018	$12,539	$12,041	$11,370
2019	$13,903	$13,224	$11,786
2019	$14,524	$13,801	$12,408
2019	$14,099	$13,579	$12,298
2019	$14,289	$13,685	$12,652
2020	$14,470	$14,010	$12,958
2020	$12,029	$12,155	$10,979
2020	$14,543	$14,348	$12,379
2020	$14,790	$14,721	$12,321
2021	$18,384	$17,458	$14,766
2021	$19,200	$17,822	$15,698
2021	$18,425	$17,067	$15,819
2021	$18,256	$17,239	$15,976
2022	$17,856	$16,806	$15,302
2022	$15,252	$15,150	$14,079
2022	$14,379	$14,225	$13,404
2022	$12,568	$12,351	$12,025
2023	$15,836	$14,942	$14,427
2023	$15,087	$14,235	$14,509
2023	$16,547	$15,369	$15,202
2023	$14,466	$13,704	$13,477
2024	$15,268	$14,641	$15,275
2024	$16,526	$15,783	$15,861
2024	$16,904	$16,544	$16,684
2024	$17,676	$17,508	$16,757
2025	$17,348	$17,201	$16,938
2025	$17,714	$17,585	$17,753
2025	$19,851	$19,464	$19,141
2025	$22,466	$21,526	$20,934

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	27.10%	8.72%	8.43%
FTSE Emerging Index	22.95%	7.90%	7.97%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,008,000,000
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 4,323,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$1,008
Number of Portfolio Holdings	247
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$4,323

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.6%
Asia	70.3%
Europe	3.6%
North America	9.4%
South America	9.1%
Other Assets and Liabilities—Net	6.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000212612
Shareholder Report [Line Items]
Fund Name	Commodity Strategy Fund
Class Name	Admiral™ Shares
Trading Symbol	VCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Commodity Strategy Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund invests in commodity-linked derivative investments, such as commodity futures and swaps, collateralized by a mix of short-term U.S. Treasury Inflation-Protected Securities and U.S. Treasury bills. It also uses multiple strategies to enhance commodity returns, such as commodity curve positioning and overweighting and underweighting securities.

  Within the commodity portion of the portfolio, commodity future strategies were the primary contributor to outperformance. Positions in collateral strategies also contributed. Results from security selection were mixed.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Commodity Index Total Return	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/25/19	$50,000	$50,000	$50,000
7/31/19	$49,480	$49,557	$51,308
10/31/19	$49,660	$49,966	$52,226
1/31/20	$48,173	$47,379	$55,694
4/30/20	$40,989	$38,625	$49,917
7/31/20	$46,865	$43,574	$56,850
10/31/20	$48,937	$45,595	$57,442
1/31/21	$55,681	$50,845	$67,137
4/30/21	$63,245	$57,364	$75,381
7/31/21	$69,151	$61,124	$78,978
10/31/21	$74,531	$65,628	$82,758
1/31/22	$78,552	$68,503	$79,555
4/30/22	$94,337	$82,337	$72,846
7/31/22	$89,271	$77,765	$72,832
10/31/22	$81,832	$72,947	$68,736
1/31/23	$83,774	$72,751	$72,858
4/30/23	$79,779	$68,670	$73,775
7/31/23	$81,213	$71,635	$82,024
10/31/23	$79,352	$70,780	$74,505
1/31/24	$77,287	$67,593	$86,806
4/30/24	$80,974	$70,653	$90,317
7/31/24	$78,662	$67,930	$99,335
10/31/24	$80,818	$69,947	$102,813
1/31/25	$84,915	$73,752	$109,616
4/30/25	$85,969	$73,533	$100,481
7/31/25	$87,087	$74,530	$114,960
10/31/25	$93,349	$79,845	$124,305

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/25/19
Admiral Shares	15.50%	13.79%	10.33%
Bloomberg Commodity Index Total Return	14.15%	11.86%	7.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	15.42%

Performance Inception Date	Jun. 25, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Oct. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,125,000,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 296,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$2,125
Number of Portfolio Holdings	55
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$296

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

U.S. Government Securities	73.3%
Other Assets and Liabilities—NetFootnote Reference	26.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238629
Shareholder Report [Line Items]
Fund Name	Global Environmental Opportunities Stock Fund
Class Name	Investor Shares
Trading Symbol	VEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, stock selection in Europe, North America, and the Pacific region detracted most from relative performance.

  Seven of the Fund’s 11 industry sectors detracted, with selection in utilities, industrials, and information technology weighing most heavily on performance. Materials also detracted, as did a lack of exposure to communication services. On the other side of the ledger, the Fund’s lack of exposure to health care, consumer staples, energy, and real estate stocks helped relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index Net
11/16/22	$10,000	$10,000
1/31/23	$10,410	$10,542
4/30/23	$10,370	$10,708
7/31/23	$10,690	$11,618
10/31/23	$8,760	$10,501
1/31/24	$9,415	$12,092
4/30/24	$10,197	$12,577
7/31/24	$10,344	$13,595
10/31/24	$10,705	$13,944
1/31/25	$10,447	$14,598
4/30/25	$10,113	$14,066
7/31/25	$11,154	$15,754
10/31/25	$12,009	$17,102

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/16/22
Investor Shares	12.18%	6.39%
MSCI All Country World Index Net	22.64%	19.90%

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 91,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 238,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$91
Number of Portfolio Holdings	29
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$238

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	29.6%
Europe	29.8%
North America	35.2%
South America	2.5%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000238630
Shareholder Report [Line Items]
Fund Name	Global Environmental Opportunities Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VEOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Environmental Opportunities Stock Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, stock selection in Europe, North America, and the Pacific region detracted most from relative performance.

  Seven of the Fund’s 11 industry sectors detracted, with selection in utilities, industrials, and information technology weighing most heavily on performance. Materials also detracted, as did a lack of exposure to communication services. On the other side of the ledger, the Fund’s lack of exposure to health care, consumer staples, energy, and real estate stocks helped relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI All Country World Index Net
11/16/22	$50,000	$50,000
1/31/23	$52,060	$52,711
4/30/23	$51,880	$53,538
7/31/23	$53,500	$58,091
10/31/23	$43,860	$52,505
1/31/24	$47,165	$60,458
4/30/24	$51,111	$62,887
7/31/24	$51,864	$67,977
10/31/24	$53,694	$69,722
1/31/25	$52,420	$72,988
4/30/25	$50,755	$70,332
7/31/25	$55,995	$78,768
10/31/25	$60,331	$85,509

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/16/22
Admiral Shares	12.36%	6.56%
MSCI All Country World Index Net	22.64%	19.90%

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 91,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 238,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$91
Number of Portfolio Holdings	29
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$238

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	29.6%
Europe	29.8%
North America	35.2%
South America	2.5%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature